Non-controlling interests - Disclosure of Financial Information of Subsidiaries with Non-Controlling Interests (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current
Assets	€ 393,404	€ 470,651
Liabilities	401,447	392,563
Non- current
Assets	697,242	686,645
Liabilities	618,875	758,390
Global Blue TFS Japan Co Ltd
Current
Assets	52,936	16,327
Liabilities	40,863	17,976
Total current net assets / (liabilities)	12,073	(1,649)
Non- current
Assets	3,196	10,951
Liabilities	11	13
Total non-current net assets	3,185	10,938
Net assets	15,258	9,289
Global Blue Touristik Hizmetler A.Ş.
Current
Assets	4,718	5,493
Liabilities	4,135	4,221
Total current net assets / (liabilities)	583	1,272
Non- current
Assets	1,089	1,329
Liabilities	521	600
Total non-current net assets	568	729
Net assets	€ 1,151	€ 2,001